Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands			12 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Temporary differences associated with investments in subsidiaries and joint ventures			$ 1,187,784,722	$ 1,044,776,794
Deferred tax asset not recognized for deductible temporary differences			$ 1,171,473,917	$ 1,335,426,974
Enel X Way Chile S.p.A.
Disclosure Of Income Taxes [Line Items]
Ownership interest	62.46%	49.00%	62.46%